UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2018

Date of reporting period:  May 31, 2018

Item 1. Reports to Stockholders.

Reinhart Intermediate Bond NextShares

Ticker Symbol – RPIBC

Annual Report

www.ReinhartFunds.com	May 31, 2018

Reinhart Intermediate Bond NextShares (Unaudited)

July 6, 2018

Fellow Shareholders,

The Reinhart Intermediate Bond NextShares gained 0.56% for the period since inception (February 20, 2018) through May 31, 2018, compared to the Bloomberg Barclays U.S. Intermediate Government/Credit Index (“benchmark”) return of 0.51% during the same time frame.

Fed policy and trade relations dominated headlines in 2018.  The Fed continued on its “gradual” tightening path, raising rates in March and June.  Market interest rates on the short end of the yield curve have risen in sympathy with the Fed hikes while longer rates have fallen in anticipation of slower growth as a result of tightening, both realized and anticipated.  Trade relations between the US and the world deteriorated as the US initiated tariffs on steel and aluminum which affected major trading partners, who quickly retaliated with tariffs of their own.  Additional tariffs are likely to follow, and initial skirmishes could quickly escalate into a full-blown trade war.  Uncertainty over the economic effects of potential reduced trade forced credit spreads wider.

The portfolio was well positioned to withstand these challenges.  Duration slightly short of the benchmark added value as rates rose and cautious risk positioning in the face of tight spreads proved valuable as spreads widened.  The portfolio’s high quality bias also helped relative return as lower quality bonds underperformed.  The portfolio’s lower risk profile does come with a cost, however, as its yield remained below the benchmark.  This mitigated some of the positive relative returns earned during the quarter.

The trends of the first half don’t appear to be abating anytime soon.  The Fed has consistently indicated its desire to further raise rates, especially in light of a strong labor market and improving economic growth.  Continued growth is threatened, however, as the Trump administration is likely to continue its “America First” agenda, including an escalation of trade barriers.  These policy choices put the US economy on a rather precarious perch, threatened by both higher rates and reduced trade.  Given the economic backdrop, we believe a conservative approach to portfolio positioning remains appropriate.

Adherence to our style of fixed income investing has been, and will always be, the hallmark of Reinhart Partners.  We thank you for choosing us to manage your fixed income investments and will continue to seek to deliver both the service and results you have come to expect.

Sincerely,

Michael Wachter
Senior Portfolio Manager, Reinhart Partners Inc.

Must be preceded or accompanied by a prospectus.

Past performance is not a guarantee of future results.

An imbalance in supply and demand in the bond market may result in valuation uncertainties and greater volatility, less liquidity, widening credit spreads and a lack of price transparency in the market. As interest rates rise, the value of certain income investments is likely to decline. Investments in income securities may be affected by changes in the creditworthiness of the issuer and are subject to the risk of nonpayment of principal and interest. The value of income securities also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments. No fund is a complete investment program and you may lose money investing in a fund. The Fund may engage in other investment practices that may involve additional risks and you should review the Fund prospectus for a complete description.

Reinhart Intermediate Bond NextShares (Unaudited)

Shares of NextShares funds are normally bought and sold in the secondary market through a broker, and may not be individually purchased or redeemed from the Fund. In the secondary market, buyers and sellers transact with each other, rather than with the Fund. NextShares funds issue and redeem shares only in specified creation unit quantities in transactions by or through Authorized Participants. In such transactions, a fund issues and redeems shares in exchange for the basket of securities, other instruments and/or cash that the Fund specifies each business day. By transacting in kind, a NextShares fund can lower its trading costs and enhance fund tax efficiency by avoiding forced sales of securities to meet redemptions. Redemptions may be effected partially or entirely in cash when in-kind delivery is not practicable or deemed not in the best interests of shareholders. A fund’s basket is not intended to be representative of the Fund’s current portfolio positions and may vary significantly from current positions.  As exchange-traded securities, NextShares can operate with low transfer agency expenses by utilizing the same highly efficient share processing system as used for exchange-listed stocks and ETFs.

Market trading prices of NextShares are linked to the Fund’s next-computed net asset value (NAV) and will vary from NAV by a market determined premium or discount, which may be zero. Buyers and sellers of NextShares will not know the value of their purchases and sales until after the Fund’s NAV is determined at the end of the trading day. Market trading prices may vary significantly from anticipated levels. NextShares do not offer investors the opportunity to buy and sell intraday based on current (versus end-of-day) determinations of fund value. NextShares trade execution prices will fluctuate based on changes in NAV. Although limit orders may be used to control trading costs, they cannot be used to control or limit trade execution prices. As a new type of fund, NextShares have a limited operating history and may initially be available through a limited number of brokers. There can be no guarantee that an active trading market for NextShares will develop or be maintained, or that their listing will continue unchanged. Buying and selling NextShares may require payment of brokerage commissions and expose transacting shareholders to other trading costs. Frequent trading may detract from realized investment returns. The return on a shareholder’s NextShares investment will be reduced if the shareholder sells at a greater discount or narrower premium to NAV than he or she acquired the shares.

Opinions expressed are those of the fund manager and are subject to change, are not guaranteed and should not be considered a recommendation to buy or sell any security.

Earnings growth is not representative of the Fund’s future performance.

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.  Please refer to the Schedule of Investments in this report for a complete list of Fund holdings.

The Bloomberg Barclay’s U.S. Intermediate Government/Credit Index is an unmanaged index based on all publicly issued intermediate government and corporate debt securities with maturities of 1-10 years.  This index cannot be invested in directly.

Quasar Distributors, LLC, Distributor.

Reinhart Intermediate Bond NextShares

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of all distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Rates of Return as of May 31, 2018

For the Period
Inception(1) through
May 31, 2018
Reinhart Intermediate Bond NextShares(2)	0.56%
Bloomberg Barclays U.S. Intermediate Government/Credit Index(3)	0.51%

(1)	Inception date of the Fund was February 20, 2018.
(2)	Returns do not reflect the effect of a market-determined premium or discount.
(3)
The Bloomberg Barclays U.S. Intermediate Government/Credit Index is an unmanaged index based on all publicly issued intermediate government and corporate debt securities with maturities of 1-10 years. This index cannot be invested in directly.

Reinhart Intermediate Bond NextShares

Expense Example (Unaudited)
May 31, 2018

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 20,  2018 – May 31, 2018).

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (2/20/18)	Value (5/31/18)	(2/20/18 to 5/31/18)
Based on Actual Fund Return(2)	$1,000.00	$1,005.60	$0.82
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,012.88	$0.83

(1)
Expenses are equal to the Fund’s annualized expense ratio for the period since inception of 0.30%, multiplied by the average account value over the period, multiplied by 100/365 to reflect the since inception period.

(2)	Based on the actual returns for the period from inception through May 31, 2018 of 0.56%.

Reinhart Intermediate Bond NextShares

Allocation of Portfolio Net Assets(1) (Unaudited)
May 31, 2018
(% of Net Assets)

Top Ten Holdings(1) (Unaudited)
May 31, 2018
(% of net assets)

U.S. Treasury Note, 1.250%, 10/31/2021	9.4%
U.S. Treasury Note, 1.750%, 05/15/2023	8.1%
U.S. Treasury Note, 2.000%, 02/15/2025	6.5%
U.S. Treasury Note, 2.000%, 06/30/2024	5.8%
U.S. Treasury Note, 1.500%, 08/15/2026	4.9%
U.S. Treasury Note, 1.875%, 09/30/2022	4.1%
U.S. Treasury Note, 2.250%, 08/15/2027	4.0%
Capital One Multi-Asset Execution Trust, 1.660%, 06/17/2024	3.1%
U.S. Treasury Note, 0.750%, 09/30/2018	3.0%
AEP Texas Central Transition Funding, 5.306%, 07/01/2021	2.0%

(1)	Fund holdings and sector allocations are subject to change at anytime and are not recommendations to buy or sell any security.

Reinhart Intermediate Bond NextShares

Schedule of Investments
May 31, 2018

Description	Par	Value

CORPORATE BONDS – 48.0%

Consumer Discretionary – 3.4%
Target
3.875%, 07/15/2020	$83,000	$84,949
Walt Disney
0.875%, 07/12/2019	86,000	84,547
		169,496

Consumer Staples – 5.1%
Kimberly-Clark
1.850%, 03/01/2020	84,000	82,807
PepsiCo
3.000%, 08/25/2021	85,000	85,581
Procter & Gamble
2.300%, 02/06/2022	87,000	85,262
		253,650

Energy – 1.7%
Exxon Mobil
2.397%, 03/06/2022	86,000	84,475

Financials – 20.5%
American Express
8.125%, 05/20/2019	79,000	83,022
Bank of New York Mellon
2.050%, 05/03/2021	76,000	73,986
Berkshire Hathaway Finance
1.700%, 03/15/2019	74,000	73,635
Branch Banking & Trust
2.625%, 01/15/2022	99,000	96,815
Comerica Bank
2.500%, 06/02/2020	60,000	59,413
Goldman Sachs Group
2.625%, 01/31/2019	37,000	37,019
JPMorgan Chase
6.300%, 04/23/2019	57,000	58,791
MetLife
3.048%, 12/15/2022	86,000	84,837
National Rural Utilities
2.000%, 01/27/2020	49,000	48,350
Northern Trust
3.450%, 11/04/2020	47,000	47,711
PNC Bank
2.150%, 04/29/2021	87,000	84,597

See Notes to the Financial Statements

Reinhart Intermediate Bond NextShares

Schedule of Investments – Continued
May 31, 2018

Description	Par	Value

CORPORATE BONDS – 48.0% (Continued)

Financials – 20.5% (Continued)
Prudential Financial
2.300%, 08/15/2018	$98,000	$97,984
State Street
3.700%, 11/20/2023	83,000	84,644
SunTrust Banks
2.700%, 01/27/2022	50,000	48,942
Travelers Companies
5.900%, 06/02/2019	45,000	46,461
		1,026,207

Health Care – 1.7%
Johnson & Johnson
2.250%, 03/03/2022	86,000	84,176

Industrials – 5.1%
Honeywell International
4.250%, 03/01/2021	8,000	8,314
1.850%, 11/01/2021	80,000	77,261
United Parcel Service
2.350%, 05/16/2022	84,000	81,999
United Technologies
1.500%, 11/01/2019	87,000	85,658
		253,232

Telecommunication Services – 1.7%
AT&T
2.450%, 06/30/2020	86,000	84,992

Utilities – 8.8%
Consolidated Edison
4.450%, 06/15/2020	93,000	95,945
Duke Energy
3.100%, 08/15/2021	95,000	95,336
2.538%, 09/01/2029	59,000	54,855
Northern States Power
2.600%, 05/15/2023	101,000	98,016
PECO Energy
3.150%, 10/15/2025	99,000	96,914
		441,066

TOTAL CORPORATE BONDS
(Cost $2,403,949)		2,397,294

See Notes to the Financial Statements

Reinhart Intermediate Bond NextShares

Schedule of Investments – Continued
May 31, 2018

Description	Par/Shares	Value

U.S. TREASURY SECURITIES – 45.6%
United States Treasury Note
0.750%, 09/30/2018	$149,000	$148,388
1.250%, 10/31/2021	490,000	468,802
1.875%, 09/30/2022	210,000	203,483
1.750%, 05/15/2023	422,000	404,081
2.000%, 06/30/2024	300,000	287,643
2.000%, 02/15/2025	340,000	324,162
1.500%, 08/15/2026	270,000	243,991
2.250%, 08/15/2027	210,000	200,107
TOTAL U.S. TREASURY SECURITIES
(Cost $2,275,293)		2,280,657

ASSET-BACKED SECURITIES – 5.1%

Financials – 3.1%
Capital One Multi-Asset Execution Trust
1.660%, 06/17/2024	163,000	156,961

Utilities – 2.0%
AEP Texas Central Transition Funding
5.306%, 07/01/2021	98,425	101,105
TOTAL ASSET-BACKED SECURITIES
(Cost $259,013)		258,066

SHORT-TERM INVESTMENT – 1.0%
First American Treasury Obligations Fund, Class X, 1.64%^
TOTAL SHORT-TERM INVESTMENT
(Cost $48,006)	48,006	48,006
Total Investments – 99.7%
(Cost $4,986,261)		4,984,023
Other Assets and Liabilities, Net – 0.3%		14,794
Total Net Assets – 100.0%		$4,998,817

^	The rate shown is the annualized seven-day effective yield as of May 31, 2018.

The Global Industry Classification Standard (“GICS”®) was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use.

See Notes to the Financial Statements

Reinhart Intermediate Bond NextShares

Statement of Assets and Liabilities
May 31, 2018

ASSETS:
Investments, at value
(Cost $4,986,261)	$4,984,023
Interest receivable	27,045
Receivable from investment adviser	6,378
Prepaid expenses	20,951
Total assets	5,038,397

LIABILITIES:
Payable for audit fees	18,497
Payable for administration fees	13,811
Payable for compliance fees	1,749
Payable for custody fees	1,139
Payable for trustee fees	393
Accrued other fees	3,991
Total liabilities	39,580

NET ASSETS	$4,998,817

NET ASSETS CONSIST OF:
Paid-in capital	$4,999,560
Accumulated undistributed net investment income	2,166
Accumulated net realized loss on investments	(671)
Net unrealized depreciation on investments	(2,238)
Net Assets	$4,998,817

Net Assets	$4,998,817
Shares issued and outstanding(1)	250,000
Net asset value, redemption price and offering price per share	$20.00

(1)	Unlimited shares authorized without par value.

See Notes to the Financial Statements

Reinhart Intermediate Bond NextShares

Statement of Operations
For the Period Ended May 31, 2018(1)

INVESTMENT INCOME:
Interest income	$35,080
Total investment income	35,080

EXPENSES:
Administration fees (See Note 4)	27,275
Audit fees	18,497
Listing fees	6,668
Investment adviser fees (See Note 4)	3,931
Compliance fees (See Note 4)	2,945
Trustee fees (See Note 4)	2,500
Legal fees	1,872
Custody fees (See Note 4)	1,766
Postage & printing fees	1,500
Federal registration fees	621
Other fees	314
Total expenses before reimbursement/waiver	67,889
Less: reimbursement/waiver from investment adviser (See Note 4)	(63,958)
Net expenses	3,931

NET INVESTMENT INCOME	31,149

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on investments	(671)
Net change in unrealized depreciation on investments	(2,238)
Net realized and unrealized loss on investments	(2,909)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,240

(1)	Inception date of the Fund was February 20, 2018.

See Notes to the Financial Statements

Reinhart Intermediate Bond NextShares

Statement of Changes in Net Assets

For the Period
Inception(1) through
May 31, 2018
OPERATIONS:
Net investment income	$31,149
Net realized loss on investments	(671)
Net change in unrealized depreciation on investments	(2,238)
Net increase in net assets resulting from operations	28,240

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,999,560
Proceeds from reinvestment of distributions	—
Payments for shares redeemed	—
Net increase in net assets resulting from capital share transactions	4,999,560

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(28,983)
From net realized gains	—
Total distributions to shareholders	(28,983)

TOTAL INCREASE IN NET ASSETS	4,998,817

NET ASSETS:
Beginning of period	—
End of period, including accumulated undistributed net investment income of $2,166	$4,998,817

(1)	Inception date of the Fund was February 20, 2018.

See Notes to the Financial Statements

Reinhart Intermediate Bond NextShares

Financial Highlights

For a Fund share outstanding throughout the period.

	For the Period
	Inception(1) through
	May 31, 2018
PER SHARE DATA:

Net asset value, beginning of period	$20.00

Investment operations:
Net investment income	0.13
Net realized and unrealized gain (loss) on securities	(0.01)
Total from investment operations	0.12

Less distributions from:
Net investment income	(0.12)
Net realized gains	—
Total distributions	(0.12)

Net asset value, end of period	$20.00

TOTAL RETURN(2)	0.56	%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$5.0
Ratios of expenses to average net assets:
Before expense reimbursement/waiver	5.18	%(4)
After expense reimbursement/waiver	0.30	%(4)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement/waiver	(2.50	)%(4)
After expense reimbursement/waiver	2.38	%(4)
Portfolio turnover rate(5)	0	%(3)

(1)	Inception date of the Fund was February 20, 2018.
(2)	Returns do not reflect the effect of a market-determined premium or discount.
(3)	Not annualized
(4)	Annualized
(5)	Excludes the impact of in-kind transactions.

See Notes to the Financial Statements

Reinhart Intermediate Bond NextShares

Notes to the Financial Statements
May 31, 2018

1. ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Reinhart Intermediate Bond NextShares (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is to outperform its benchmark, the Bloomberg Barclays Intermediate Government/Credit Index, measured over an entire market cycle, while maintaining key risks (interest rate risk, credit risk, structure risk, and liquidity risk) similar to its benchmark.  The Fund is an exchange-traded managed fund operating pursuant to an order issued by the Securities and Exchange Commission (“SEC”) granting an exemption from certain provisions of the 1940 Act.  Individual shares of the Fund may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer that offers NextShares, and may not be directly purchased or redeemed from the Fund.  Market trading prices for the Fund are directly linked to the Fund’s next-computed net asset value per share (“NAV”) and will vary from NAV by a market determined premium or discount, which may be zero.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification Topic 946 Financial Services – Investment Companies. The Fund commenced operations on February 20, 2018.  Organizational costs incurred to establish the Fund and enable it to legally do business were paid Reinhart Partners, Inc. (the “Adviser”) and are not subject to reimbursement by the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the period ended May 31, 2018, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. As of and during the period ended May 31, 2018, the Fund did not incur any interest or penalties.  The Fund is not subject to examination by U.S. tax authorities for tax years prior to the year ended May 31, 2018.

Security Transactions and Investment Income – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

Reinhart Intermediate Bond NextShares

Notes to the Financial Statements – Continued
May 31, 2018

The Fund will make distributions of net investment income, if any, monthly.  The Fund will also distribute net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.  For the period ended May 31, 2018, there were no such reclassifications.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3. SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.

Fixed Income Securities – Fixed income securities, including asset-backed, corporate, mortgage-backed, municipal bonds, and U.S. government & agency securities, are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Fixed income securities are categorized in Level 2 of the fair value hierarchy.

Reinhart Intermediate Bond NextShares

Notes to the Financial Statements – Continued
May 31, 2018

Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share.  The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board regularly reviews reports of the Valuation Committee that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of May 31, 2018:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$2,397,294	$—	$2,397,294
U.S. Treasury Securities	—	2,280,657	—	2,280,657
Asset-Backed Securities	—	258,066	—	258,066
Short-Term Investment	48,006	—	—	48,006
Total Investments in Securities	$48,006	$4,936,017	$—	$4,984,023

Transfers between levels are recognized at the end of the reporting period. During the period ended May 31, 2018, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period. Refer to the Schedule of Investments for further information on the classification of investments.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.30% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, leverage/borrowing interest, interest expense, taxes, brokerage commissions, and extraordinary expenses) do not exceed 0.30% of the average daily net assets of the Fund.  Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such fee waiver and expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in effect at the time of recoupment.  The Operating Expenses Limitation Agreement is indefinite in term and cannot be terminated through at least February 28, 2021.  Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser.  Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

Expiration	Amount
March – May 2021	$63,958

Reinhart Intermediate Bond NextShares

Notes to the Financial Statements – Continued
May 31, 2018

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator and Fund Accountant. U.S. Bank, N.A. (the “Custodian”) serves as the Custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator.  A Trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for administration and accounting, custody and chief compliance officer services for the period ended May 31, 2018, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

5. CAPITAL SHARE TRANSACTIONS

Shares of the Fund are listed and available for trading on The NASDAQ Stock Market, LLC. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares only in Creation Unit blocks of 25,000 shares or multiples thereof. Creation Units may be purchased or redeemed only by or through “Authorized Participants,” which are broker-dealers or institutional investors that have entered into agreements with the Fund’s distributor for this purpose. The Fund issues and redeems Creation Units in return for the securities, other instruments and/or cash (the “Basket”) that the Fund specifies each business day. The Fund imposes transaction fees on Creation Units issued and redeemed to offset the estimated cost to the Fund of processing the transaction and converting the Basket to or from the desired portfolio composition. Transactions in shares of the Fund were as follows:

For the Period
Inception(1) through
May 31, 2018
Shares sold	250,000
Shares redeemed	—
Net increase in shares outstanding	250,000

(1) Inception date of the Fund was February 20, 2018.

6. INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments and in-kind transactions, by the Fund for the period ended May 31, 2018, were as follows:

	Purchases	Sales
U.S. Government	$59,195	$—
Other	$2,454,970	$—

For the period ended May 31,2018, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
U.S. Government	$2,062,624	$—

Reinhart Intermediate Bond NextShares

Notes to the Financial Statements – Continued
May 31, 2018

7. FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at May 31, 2018 were as follows:

Aggregate	Aggregate		Federal
Gross	Gross	Net	Income
Appreciation	Depreciation	Depreciation	Tax Cost
$6,714	$(8,988)	$(2,274)	$4,986,297

At May 31, 2018, the components of accumulated earnings (deficit) on a tax-basis were as follows:

Undistributed	Undistributed	Other		Total
Ordinary	Long-Term	Accumulated	Unrealized	Accumulated
Income	Capital Gains	Losses	Depreciation	Loss
$2,166	$—	$(635)	$(2,274)	$(743)

As of May 31, 2018, the Fund had $635 in short-term capital loss carryovers which will be permitted to be carried over for an unlimited period.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31.  For the taxable year ended May 31, 2018, the Fund does not plan to defer any late year losses.

The tax character of distributions paid during the period ended May 31, 2018, were as follows:

Ordinary Income	Long Term Capital Gains	Total
$28,983	$—	$28,983

8. SUBSEQUENT EVENT

On June 29, 2018, the Fund paid an ordinary income distribution of $8,503 or $0.03401156 per share.

Reinhart Intermediate Bond NextShares

Report of Independent Registered Public Accounting Firm

To the Shareholders of Reinhart Intermediate Bond NextShares and
Board of Trustees of Managed Portfolio Series

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Reinhart Intermediate Bond NextShares (the “Fund”), a series of Managed Portfolio Series, as of May 31, 2018, and the related statements of operations and changes in net assets, and the financial highlights for the period February 20, 2018 (commencement of operations) through May 31, 2018, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2018, the results of its operations, the changes in its net assets, and the financial highlights for the period indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit includes performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and confirmation of securities owned as of May 31, 2018, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more of Reinhart Partners, Inc.’s investment companies since 2012.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin
July 27, 2018

Reinhart Intermediate Bond NextShares

Approval of Investment Advisory Agreement (Unaudited)

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on November 14-15, 2017, the Trust’s Board of Trustees (“Board”), including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (“Independent Trustees”) considered and approved the Investment Advisory Agreement between the Trust and Reinhart Partners, Inc. (“Reinhart” or the “Adviser”) regarding the Reinhart Intermediate Bond NextShares (the “NextShares Fund”) (the “Investment Advisory Agreement”) for an initial term of two years.

Prior to this meeting, the Trustees received and considered information from Reinhart, and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the approval of the Investment Advisory Agreement (“Support Materials”).  Before voting to approve the Investment Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum from such counsel discussing the legal standards for the Trustees’ consideration of the approval of the Investment Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.

In determining whether to continue the Investment Advisory Agreement, the Trustees considered all factors they believed relevant, including the following: (1) the nature, extent, and quality of the services to be provided by Reinhart with respect to the NextShares Fund; (2) the cost of the services to be provided and the profits to be realized by Reinhart from services rendered to the Trust with respect to the NextShares Fund; (3) comparative fee and expense data for the NextShares Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale may be realized as the NextShares Fund grows, and whether the proposed advisory fee for the NextShares Fund reflects such economies of scale for the fund’s benefit; and (5) other benefits to Reinhart resulting from services rendered to the NextShares Fund.  In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

Based upon the information provided to the Board throughout the course of the year, including at an in-person presentation by representatives of Reinhart, and the Support Materials, the Board concluded that the overall arrangements between the Trust and Reinhart, as will be set forth in the Advisory Agreement as it relates to the NextShares Fund, are fair and reasonable in light of the services that Reinhart will perform, the investment advisory fees that the NextShares Fund will pay, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.  The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement are summarized below.

Nature, Extent and Quality of Services Provided.  The Trustees considered the scope of services that Reinhart will provide under the Investment Advisory Agreement with respect to the NextShares Fund, noting that such services include but are not limited to the following: (1) investing the Fund’s assets consistent with the NextShares Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold, or otherwise disposed of and the timing of such transactions; (3) voting all proxies with respect to the NextShares Fund’s portfolio securities; (4) maintaining the required books and records for transactions effected by Reinhart on behalf of the NextShares Fund; and (5) selecting broker-dealers to execute orders on behalf of the NextShares Fund.  The Trustees noted Reinhart’s assets under management, including the other existing series of the Trust that Reinhart advises.  The Trustees also considered the portfolio management experience of the portfolio managers that Reinhart would utilize to manage the NextShares Fund’s assets, and noted the extent of the portfolio managers’ experience with analysis and management of investment strategies similar to those that will be implemented by the NextShares Fund.  The Trustees noted that Reinhart currently manages a composite of separately managed accounts with

Reinhart Intermediate Bond NextShares

Approval of Investment Advisory Agreement (Unaudited) – Continued

investment strategies similar to that of the NextShares Fund, and further noted that this composite had underperformed its benchmark index over the one-year, three-year and five-year periods ended September 30, 2017, but had outperformed the benchmark over the ten-year and since inception periods ended September 30, 2017. The Trustees concluded that they were satisfied with the nature, extent, and quality of services that Reinhart proposes to provide to the NextShares Fund under the Advisory Agreement.

Cost of Advisory Services and Profitability.  The Trustees considered the proposed annual management fee that the NextShares Fund will pay to Reinhart under the Advisory Agreement in the amount of 0.30% of the Fund’s average annual daily net assets.  They also considered Reinhart’s profitability analysis (12 month pro-forma) for services that Reinhart will render to the NextShares Fund.  In that regard, the Trustees noted that Reinhart does not expect the NextShares Fund to be profitable during the first 12 months of operation. The Trustees observed that the NextShares Fund would pay a higher management fee than the average management fee charged to Reinhart’s separately managed accounts utilizing a substantially similar investment strategy as the NextShares Fund.  The Trustees also took into account, however, that Reinhart has additional responsibilities with respect to the NextShares Fund, including additional compliance obligations and the preparation of Board and shareholder materials, which justify a higher fee.  The Trustees also noted that Reinhart had contractually agreed, for a period of at least one year from the effective date of the NextShares Fund’s prospectus, to reduce its management fees and reimburse the NextShares Fund for its operating expenses to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, brokerage commissions, leverage, interest, dividend and interest expense on short sales, taxes and extraordinary expenses) do not exceed 0.30% of the average daily net assets of the Fund.  The Trustees expected that Reinhart’s service relationship with the NextShares Fund will not initially be profitable.

Comparative Fee and Expense Data.  The Trustees considered an analysis that the Trust’s administrator had prepared, comparing the contractual expenses that the NextShares Fund will bear to those of funds in the same Morningstar peer group. The Trustees observed that there was only one other fixed income NextShares product so the NextShares Fund’s fee and expense data was compared to a peer group of ETFs and mutual funds.   The Trustees noted that the NextShares Fund’s proposed management fee of 0.30% was below the peer group median and average for mutual funds.  They also noted that the NextShares Fund’s total expense ratio is above the peer group median and average for ETFs but below the peer group median and average for mutual funds.  While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Reinhart’s proposed advisory fee is reasonable.

Economies of Scale.  The Trustees then considered whether the NextShares Fund would benefit from any economies of scale, noting that the proposed investment advisory fee for the Fund did not contain breakpoints.  The Trustees noted that the NextShares Fund is newly organized and that, given projected asset levels, an increase in assets would most likely not lead to economies of scale that Reinhart could share with the Fund for the foreseeable future.  The Trustees concluded that it is not necessary to consider the implementation of fee breakpoints at this time, but committed to revisit this issue in the future as circumstances change and asset levels increase.

Other Benefits.  The Trustees considered that, in light of the NextShares Fund’s investment strategy, they did not expect to use soft dollar arrangements with respect to the NextShares Fund’s portfolio transactions, and noted that affiliated brokers will not be used to execute the Fund’s portfolio transactions.  The Trustees concluded that Reinhart will not receive any additional material benefits from services rendered to the NextShares Fund.

Reinhart Intermediate Bond NextShares

Additional Information (Unaudited)
May 31, 2018

TRUSTEES AND OFFICERS

Other
			Number of		Directorships
		Term of	Portfolios		Held by
	Position(s)	Office and	in Trust		Trustee
Name, Address	Held with	Length of	Overseen	Principal Occupation(s)	During the
and Year of Birth	the Trust	Time Served	by Trustee	During the Past Five Years	Past Five Years

Independent Trustees

Leonard M. Rush, CPA	Lead	Indefinite	37	Retired, Chief Financial Officer,	Independent
615 E. Michigan St.	Independent	Term;		Robert W. Baird & Co.	Trustee, ETF
Milwaukee, WI 53202	Trustee	Since		Incorporated (2000-2011).	Series Solutions
Year of Birth: 1946	and Audit	April 2011			(29 Portfolios)
	Committee				(2012-present);
	Chairman				Director, Anchor
Bancorp
Wisconsin, Inc.
(2011-2013)

David A. Massart	Trustee	Indefinite	37	Co-Founder and Chief Investment	Independent
615 E. Michigan St.	and	Term;		Strategist, Next Generation	Trustee, ETF
Milwaukee, WI 53202	Valuation	Since		Wealth Management, Inc.	Series Solutions
Year of Birth: 1967	Committee	April 2011		(2005-present).	(29 Portfolios)
	Chairman				(2012-present)

David M. Swanson	Trustee	Indefinite	37	Founder and Managing Principal,	Independent
615 E. Michigan St.		Term;		SwanDog Strategic Marketing, LLC	Trustee, ALPS
Milwaukee, WI 53202		Since		(2006-present).	Variable
Year of Birth: 1957		April 2011			Investment Trust
(11 Portfolios)
(2006-present);
Independent
Trustee,
RiverNorth
Opportunities
Closed-End Fund
(2015-present)

Interested Trustee

Robert J. Kern*	Chairman,	Indefinite	37	Executive Vice President,	None
615 E. Michigan St.	and Trustee	Term;		U.S. Bancorp Fund Services, LLC
Milwaukee, WI 53202		Since		(1994-present).
Year of Birth: 1958		January 2011

Reinhart Intermediate Bond NextShares

Additional Information (Unaudited) – Continued
May 31, 2018

Other
			Number of		Directorships
		Term of	Portfolios		Held by
	Position(s)	Office and	in Trust		Trustee
Name, Address	Held with	Length of	Overseen	Principal Occupation(s)	During the
and Year of Birth	the Trust	Time Served	by Trustee	During the Past Five Years	Past Five Years

Officers

James R. Arnold	President	Indefinite	N/A	Senior Vice President,	N/A
615 E. Michigan St.	and	Term;		U.S. Bancorp Fund Services, LLC
Milwaukee, WI 53202	Principal	Since		(2002-present).
Year of Birth: 1957	Executive	January 2011
Officer

Deborah Ward	Vice	Indefinite	N/A	Senior Vice President,	N/A
615 E. Michigan St.	President,	Term;		U.S. Bancorp Fund Services, LLC
Milwaukee, WI 53202	Chief	Since		(2004-present).
Year of Birth: 1966	Compliance	April 2013
Officer and
Anti-Money
Laundering
Officer

Brian R. Wiedmeyer	Treasurer	Indefinite	N/A	Vice President, U.S. Bancorp Fund	N/A
615 E. Michigan St.	and	Term;		Services, LLC (2005-present).
Milwaukee, WI 53202	Principal	Since
Year of Birth: 1973	Financial	January 2011
Officer

Thomas A. Bausch, Esq.	Secretary	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.		Term;		U.S. Bancorp Fund Services, LLC
Milwaukee, WI 53202		Since		(2016-present); Associate, Godfrey
Year of Birth: 1979		November 2017		& Kahn S.C. (2012-2016).

Ryan L. Roell	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term;		U.S. Bancorp Fund Services, LLC
Milwaukee, WI 53202		Since		(2005-present).
Year of Birth: 1973		September 2012

Benjamin Eirich	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term;		U.S. Bancorp Fund Services, LLC
Milwaukee, WI 53202		Since		(2008-present).
Year of Birth: 1981		May 2016

Doug Schafer	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term;		U.S. Bancorp Fund Services, LLC
Milwaukee, WI 53202		Since		(2002-present).
Year of Birth: 1970		May 2016

*	Mr. Kern is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he was a board member of the Fund’s principal underwriter, Quasar Distributors, LLC.

Reinhart Intermediate Bond NextShares

Additional Information (Unaudited)
May 31, 2018

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-855-774-3863.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-774-3863. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling1-855-774-3863, or (2) on the SEC’s website at www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal period ended May 31, 2018, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the American Taxpayer Relief Act of 2012. The percentage of dividends declared from ordinary income designated as qualified dividend income was 0.00% for the Fund.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended May 31, 2018, was 0.00% for the Fund.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%

Reinhart Intermediate Bond NextShares

Privacy Notice

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you. The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law. Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund. If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund. All shareholder records will be disposed of in accordance with applicable law. The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

With respect to the Fund, issues and redemptions of its shares at net asset value (“NAV”) occurs only in large aggregations of a specified number of shares (e.g., 25,000) called “Creation Units.” Only Authorized Participants (“APs”) may acquire shares directly from the Fund, and only APs may tender their Fund shares for redemption directly to the Fund, at NAV. APs must be (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC, a clearing agency that is registered with the SEC; or (ii) a DTC participant. In addition, each AP must execute a Participant Agreement that has been agreed to by the Fund’s distributor, and that has been accepted by the Fund’s transfer agent, with respect to purchases and redemptions of Creation Units.

Because of this structure, the Fund does not have any information regarding any “consumers” as defined in Rule 3 of Regulation S-P with respect to any Funds, and consequently is not required by Regulation S-P to deliver a notice of the Trust’s privacy policy to any Fund shareholders.

(This Page Intentionally Left Blank.)

INVESTMENT ADVISER
Reinhart Partners, Inc.
1500 West Market Street, Suite 100
Mequon, WI 53092

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North RiverCenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-774-3863.

RW-RPANNUAL

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this period.

The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s code of ethics that applies to the registrant’s principal executive officer and principal financial officer is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Leonard M. Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year.  (The registrant’s inception date was February 20, 2018 and, as such, there is only one fiscal year to present).  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning; including reviewing the Fund’s tax returns and distribution calculations.  There were no “other services” provided by the principal accountant.  For the fiscal year ended May 31, 2018, the Fund’s principal accountant was Cohen & Company, Ltd. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 5/31/2018
Audit Fees	$15,500
Audit-Related Fees	$0
Tax Fees	$3,000
All Other Fees	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement was as follows:

FYE 5/31/2018
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 5/31/2018
Registrant	$0
Registrant’s Investment Adviser	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)* /s/ James R. Arnold
  James R. Arnold, President

Date    August 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
  James R. Arnold, President

Date    August 7, 2018

By (Signature and Title)* /s/ Brian R. Wiedmeyer
  Brian R. Wiedmeyer, Treasurer

Date    August 7, 2018

* Print the name and title of each signing officer under his or her signature.